Financial Statements - Statements of recognized income and expenses - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of recognized income and expenses
Profit	€ 6,151	€ 4,762	€ 4,693
OTHER RECOGNIZED INCOME (EXPENSES)	(2,523)	(4,439)	(3,012)
Items that will not be reclassified to profit or loss	(141)	(91)	(240)
Actuarial gains and losses from defined benefit pension plans	(79)	(96)	(303)
Non-current assests available for sale	0	0	0
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	(172)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in credit risk	166
Income tax related to items not subject to reclassification to income statement	(56)	5	63
Items that may be reclassified to profit or loss	(2,382)	(4,348)	(2,772)
Hedge of net investments in foreign operations [effective portion]	(244)	80	166
Hedge of net investments in foreign operations [effective portion] - Valuation gains or losses taken to equity	(244)	112	166
Hedge of net investments in foreign operations [effective portion] - Transferred to profit or loss	0	0	0
Hedge of net investments in foreign operations [effective portion] - Other reclassifications	0	(32)	0
Foreign currency translation	(1,537)	(5,080)	(2,157)
Foreign currency translation - Valuation gains or losses taken to equity	(1,542)	(5,089)	(2,110)
Foreign currency translation - Transferred to profit or loss	5	(22)	(47)
Foreign currency translation - Other reclassifications	0	31	0
Cash Flow Hedges [effective portion]	27	(67)	80
Cash Flow Hedges [effective portion] - Valuation gains or losses taken to equity	(32)	(122)	134
Cash Flow Hedges [effective portion] - Transferred to profit or loss	58	55	(54)
Cash Flow Hedges [effective portion] - Transferred to initial carrying amout of hedged items	0	0	0
Cash Flow Hedges [effective portion] - Other reclassifications	0	0	0
Other Comprehensive Income Before Tax Available for sale Financial Assets		719	(694)
Valuation gains or losses taken to equity		384	438
Transferred to profit or loss		347	(1,248)
Other reclassifications - debt securities at fair value		(12)	116
Total Debt Securities At Fair Value Throught Other Comprehensive Income	(901)
Valuation gains or losses taken to equity - Debt Securities At Fair Value Throught Other Comprehensive Income	(766)
Transferred to profit or loss - Debt Securities At Fair Value Throught Other Comprehensive Income	(135)
Other reclassifications - Debt Securities At Fair Value Throught Other Comprehensive Income	0
Non-current assets held for sale	20	(20)	0
Non-current assets held for sale - Valuation gains or losses taken to equity	0	0	0
Non-current assets held for sale - Transferred to profit or loss	20	0	0
Non-current assets held for sale - Other reclassifications	0	(20)	0
Share of other recognised income and expense of investments in subsidaries, joint ventures and associates	9	(14)	(89)
Income Tax	244	35	(78)
TOTAL RECOGNIZED INCOME/EXPENSES	3,628	323	1,681
Attributable to minority interest [non-controlling interests]	(420)	127	305
Attributable to the parent company	€ 4,048	€ 196	€ 1,376